COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2020
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
9. COMMITMENTS AND CONTINGENCIES

The Company may become a party to various legal proceedings generally incidental to its business and is subject to a variety of environmental and pollution control laws and regulations. As is the case with other companies in similar industries, the Company faces exposure from actual or potential claims and legal proceedings. Although the ultimate disposition of legal proceedings cannot be predicted with certainty, it is the opinion of the Company's management that the outcome of any claim which might be pending or threatened, either individually or on a combined basis, will not have a materially adverse effect on the financial position of the Company, but could materially affect the Company's results of operations in a given year.

No material claims have been filed against the Company for the six months ended June 30, 2020, or the fiscal year 2019.